YEAR 2000 ISSUES (UNAUDITED)

  The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund' s other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

DREYFUS BASIC MUNICIPAL BOND PORTFOLIO
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to provide you with this report on the Dreyfus BASIC Municipal Bond Portfolio for the six-month period ended February 28, 1999. Your portfolio produced a total return, including share price changes and dividend income generated, of 2.34%, * and an annualized tax-free distribution rate per share of 4.75%.**

The    Economy

  The economy in the period ended February 28, 1999 had several persistent themes. These included weakness in the world economy, strength in the U.S. economy, pervasive disinflation and action by central banks to lower interest rates in many parts of the world.

  Weakness in the world economy started in Asia with economic and financial stresses throughout most of that continent. While China was able to generate economic expansion by government spending, economic declines occurred in most of the rest of Asia. The most severe phase occurred when Asian currencies dropped and short-term interest rates rose. Tentative signs of a bottoming of the crises in Asia had emerged by the end of your portfolio's fiscal year. However, Latin America had begun to weaken in the aftermath of Brazilian economic weakness.

  Europe was full of optimism about the benefits of currency unification into the Euro as of year-end 1998. The reality was that economic growth in Europe began 1998 at a modest pace and showed signs of stagnation by year-end. Even so, the new European central bank postponed any reduction in interest rates in early 1999, probably because of a desire to build anti-inflationary credibility.

  The U.S. economy over the last year grew at an impressively high rate despite the economic weakness overseas. A major reason for this was that the negative effects of foreign economic weakness on the traditional industrial sector were offset by positive effects elsewhere in the economy. Low inflation and low interest rates stimulated the housing and consumer sectors, while the technology sector continued to expand.

  The Federal Reserve Board eased monetary policy three times beginning on September 30, 1998, lowering the Federal Funds rate from 5.50% to 4.75%. This was not because of any shortfall in U.S. economic growth. Rather, it was a response to the financial stresses that started with the Russian default in the summer of 1998 and culminated in the liquidity crisis of an overleveraged hedge fund in the September/October period. Despite widespread fears, the U.S. economy never did slow. Long-term interest rates declined into early October, when fears of financial crisis, deflation and possible economic recession were at their greatest. However, long-term rates then drifted higher as the financial stresses eased and the feared economic slowdown did not materialize.

Market Environment

  So  far  in 1999, the environment for municipal securities has been favorable.
This has led to municipals performing better than their taxable counterparts. Investors continue to display a desire to add to their holdings of tax-exempt bonds, while the available supply of new issues to date has slowed considerably from last year's near record of $284 billion. In the current environment, it is unlikely that this year' s calendar will surpass last year's issuance. The market' s most recent adjustment to higher yields does not seem to have deterred investor buying. This support for tax-exempt securities is best illustrated by the municipals performing comparably to their Treasury counterparts. For much of 1998, the U.S. Treasury market was well-supported in the wake of global turmoil. Treasury prices were bid sharply higher in the flight to safety, while municipal yields became increasingly attractive. Historically, long-term high-grade municipals have yielded 80% to 85% of the yields available on comparable Treasuries. During the height of last year's turmoil, the ratio rose to 100%. In recent weeks this ratio has fallen below 90%, as the rise in Treasury yields has outpaced that of municipals. Much of the municipal market's support is directly attributable to crossover buyers who "cross over" from purchasing taxable bonds to the cheaper municipals in order to capitalize at a later date when the yield ratios normalize. Such a reversal could potentially provide a large source of municipal supply for the market. This potential, coupled with uncertainty regarding what the Federal Reserve Board's leaning is on the economy's strength and interest rates, will keep the municipal market on alert.

Portfolio Overview

   The portfolio has continued to implement specific investment strategies, which have enhanced its total return while maintaining a high level of current income. Over the last six months, the portfolio has maintained a strategy of purchasing bonds when the market weakens while selling bonds when the market strengthens. This strategy has served the portfolio well because interest rates in the municipal market have fluctuated by only 1_2 of 1% (50 basis points) over the last six months. Municipal interest rates bottomed in early October and the portfolio took advantage of this by purchasing more defensive type issues. Municipal interest rates peaked in early November, late December through early January, and again in late February. The portfolio was able to take advantage of these modest interest rate peaks by purchasing bonds which were out of favor and which we considered undervalued. By constantly analyzing a bond's performance, the portfolio is able to sell issues which have achieved its price objectives while purchasing other issues which we perceive are still undervalued. Certain supply and demand imbalances continue to occur in the municipal market, and they represent good opportunities to enhance the principal value of the portfolio

The portfolio's performance has continued to be strong over the last six-month period ending February 28, 1999. The portfolio produced a total return of 2.34%, which compares favorably with Lipper's General Municipal Debt Funds Category Average of 1.76% over the same period. We will continue to seek to enhance the portfolio' s total return performance by purchasing bonds that are currently out of favor, and are trading at a substantial discount when compared to the rest of the municipal market. We will do this while also continuing to seek to maintain high current income.

  Included in this report is a series of detailed statements about your portfolio' s holdings and its financial condition. We hope that you find them informative. Please know that we appreciate greatly your continued confidence in
the    portfolio,    and    in    The    Dreyfus    Corporation.

               Very truly yours,


               [Richard J. Moynihan signature]



               Richard J. Moynihan

               Director, Municipal Portfolio Management

               The Dreyfus Corporation

March 18, 1999

New York, N.Y.

* Total return includes reinvestment of dividends and any capital gains paid.

**Distribution rate per share is based upon dividends per share paid from net investment income during the period (annualized), divided by the net asset value per share at the end of period, adjusted for any capital gain distributions. Income may be subject to state and local taxes, and some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain shareholders.

DREYFUS BASIC MUNICIPAL BOND PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                                                        FEBRUARY 28, 1999 (UNAUDITED)

                                                                                                  Principal
Long-Term Municipal Investments--96.0%                                                              Amount            Value
-------------------------------------------------------                                          ____________     _____________
Alabama--2.0%

Alabama Private Colleges and Universities Facilities Authority, Revenue

   (Tuskegee University Project)

       5.75%, 9/1/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    2,400,000    $    2,521,032

Alabama Water Pollution Control Authority, Revolving Fund Loan

   6.25%, 8/15/2014 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . .            750,000           794,438

Jefferson County, Sewer Revenue, Refunding 5.375%, 2/1/2027 (Insured; FGIC). . . . . . . .          1,300,000         1,353,521

California--5.2%

California Public Works Board, LR, Refunding (California Community College)

   5.625%, 3/1/2019 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,500,000         1,592,490

Culver City Redevelopment Finance Authority, Revenue, Refunding

   4.60%, 11/1/2020 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,500,000         3,304,665

Los Angeles Harbor Department, Revenue 5.375%, 11/1/2019 (Insured; MBIA) . . . . . . . . .          4,000,000         4,090,600

Saddleback Valley, Unified School District Public Financing Authority,

  Special Tax Revenue, Refunding

   5.65%, 9/1/2017 (Insured; FSA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,064,220

Walnut Valley, Unified School District 6.50%, 8/1/2019 (Insured; FGIC) . . . . . . . . . .          1,765,000         1,975,423

Colorado--2.1%

Arapahoe County School District (N0. 001 Englewood) 4.50%, 12/1/2017 (Insured; FSA). . . .            600,000           566,856

Colorado Springs, Utility Revenue 6.75%, 11/15/2021. . . . . . . . . . . . . . . . . . . .            500,000           545,325

Denver City and County, Airport Revenue:

   7%, 11/15/2025  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            820,000           871,307

   Refunding 5.50%, 11/15/2025 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . .          2,800,000         2,909,788

Connecticut--1.7%

Connecticut State Health and Educational Facilities Authority, Revenue
(Quinnipiac College Issue)

   4.75%, 7/1/2024 (Insured; FSA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,200,000         4,029,396

Delaware--1.4%

New Castle County:

   4.75%, 10/1/2017  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,230,000         2,180,070

   4.75%, 10/1/2019  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,100,000         1,065,526

Florida--5.6%

Bay County, Sales Tax Revenue 4.75%, 9/1/2023 (Insured; FSA) . . . . . . . . . . . . . . .          4,410,000         4,234,129

Florida, Department of Transportation (Right of Way Acquisition and Bridge)

   5.50%, 7/1/2021 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,042,370

Florida State Board of Education Capital Outlay (Public Education):

   4.75%, 6/1/2023 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         2,880,780

   Refunding:

       4.50%, 6/1/2018 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . .          1,250,000         1,179,838

       4.50%, 6/1/2022 (Insured; FSA)  . . . . . . . . . . . . . . . . . . . . . . . . . .          3,810,000         3,547,034

Palm Beach County, Solid Waste IDR (Osceola Power Limited Partnership)

   6.85%, 1/1/2014 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            200,000           156,000


DREYFUS BASIC MUNICIPAL BOND PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                                                               FEBRUARY 28, 1999 (UNAUDITED)

                                                                                                  Principal

Long-Term Municipal Investments (continued)                                                        Amount            Value
-------------------------------------------------------                                          ____________     _____________

Georgia--2.0%

Georgia Housing and Finance Authority, SFMR

   5.85%, 12/1/2028  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    4,500,000    $    4,700,835

Hawaii--.9%

Hawaii, Department of Budget and Finance, Special Purpose Revenue (Hawaiian
Electric Co.)

   5.65%, 10/1/2027 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,113,220

Illinois--.9%

Cicero, GO 6.50%, 12/1/2014 (Insured; MBIA) (Prerefunded 12/1/2004) (b)  . . . . . . . . .            500,000           576,040

Illinois Development Finance Authority, Revenue (Steppenwolf Theatre Company)

    5.50%, 10/1/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,500,000         1,532,835

Kentucky--1.4%

Jefferson County, PCR (Louisville Gas and Electric Co. Project) 5.625%, 8/15/2019. . . . .          2,200,000         2,249,764

Trimble County, PCR (Louisville Gas and Electric Co.) 7.625%, 11/1/2020. . . . . . . . . .          1,000,000         1,071,870

Louisiana--1.9%

Louisiana Stadium and Expo District, Hotel Occupancy Tax and Stadium Revenue,
Refunding

   4.75%, 7/1/2021 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,000,000         3,806,640

West Feliciana Parish, PCR, Refunding (Gulf States Utilities Co. Project)

   8%, 12/1/2024 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            500,000           521,600

Maine--.7%

Maine Finance Authority, Revenue, Refunding (Electric Rate Stabilization)

   5%, 7/1/2018 (Insured; FSA) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,665,000         1,643,555

Maryland--7.2%

Maryland State Health and Higher Educational Facilities Authority, Revenue,
Refunding:

  (Medlantic/Helix Issue):

       4.75%, Series A 8/15/2028 (Insured; FSA)  . . . . . . . . . . . . . . . . . . . . .          3,650,000         3,523,674

       4.75%, Series B 8/15/2028 (Insured; FSA)  . . . . . . . . . . . . . . . . . . . . .         10,020,000         9,673,208

   (Doctors Community Hospital) 5.50%, 7/1/2024  . . . . . . . . . . . . . . . . . . . . .          3,500,000         3,485,020

Massachusetts--2.4%

Massachusetts Bay Transportation Authority, General Transport System, Refunding

   5.50%, 3/1/2021 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,015,000         3,077,411

Massachusetts Health and Educational Facilities Authority, Revenue

   (Mt. Auburn Hospital Issue) 6.30%, 8/15/2024 (Insured; MBIA)  . . . . . . . . . . . . .            750,000           837,218

Massachusetts Housing Finance Agency, SFHR 7.125%, 6/1/2025. . . . . . . . . . . . . . . .            500,000           533,375

Massachusetts Industrial Finance Agency, Health Care Facility Revenue

   (Metro Health Foundation Inc. Project) 6.75%, 12/1/2027 . . . . . . . . . . . . . . . .          1,000,000         1,056,550

Michigan--3.1%

Hazel Park Building Authority (Ice Arena) 4.625%, 4/1/2019 (Insured; AMBAC). . . . . . . .          1,600,000         1,517,600

Kalamazoo Hospital Finance Authority, Hospital Facility Revenue, Refunding

   (Burgess Medical Center) 6.25%, 6/1/2014 (Insured; FGIC)  . . . . . . . . . . . . . . .          1,000,000         1,168,010

Lowell Area Schools, Refunding, Zero Coupon, 5/1/2016 (Insured; FGIC). . . . . . . . . . .          1,675,000           709,848



DREYFUS BASIC MUNICIPAL BOND PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                                                             FEBRUARY 28, 1999 (UNAUDITED)

                                                                                                  Principal
Long-Term Municipal Investments (continued)                                                        Amount            Value
-------------------------------------------------------                                          ____________     _____________

Michigan (continued)

Michigan Municipal Bond Authority (Local Government Loan Program)

   6.125%, 12/1/2018 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . . . . .    $       750,000   $       834,773

Wayne Charter County, Airport Revenue (Detroit Metropolitan Wayne County)

   5%, 12/1/2022 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         2,916,450

Minnesota--.6%

Minneapolis, Revenue (University Gateway Project) 5.25%, 12/1/2017 . . . . . . . . . . . .          1,000,000         1,030,730

Minnesota Housing Finance Agency, SFHR 6.90%, 7/1/2022 . . . . . . . . . . . . . . . . . .            235,000           251,076

Mississippi--.5%

Claiborne County, PCR, Refunding (System Energy Resources, Inc.) 7.30%, 5/1/2025 . . . . .          1,000,000         1,047,770

Missouri--2.8%

Cape Girardeau County Industrial Development Authority, MFHR, Refunding (Cape
LaCroix)

   6.40%, 6/20/2031  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,245,000         1,343,243

Missouri Housing Development Commission, SFMR (Homeowner  Loan)

   5.90%, 9/1/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,830,000         5,042,568

Montana--1.4%

Billings, MFHR, Refunding (West Park Village) 5.55%, 12/1/2032 . . . . . . . . . . . . . .          1,620,000         1,658,216

Montana State Health Facilities Authority, Revenue (Sisters of Charity
Leavenworth)

   5.125%, 12/1/2018 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,500,000         1,513,110

Nevada--.1%

Clark County IDR, Refunding (Nevada Power Co. Project) 7.20%, 10/1/2022. . . . . . . . . .            250,000           272,765

New Hampshire--2.6%

New Hampshire Higher Educational and Health Facilities Authority, HR:

   (Androscoggin Valley Hospital) 5.75%, 11/1/2017 . . . . . . . . . . . . . . . . . . . .          1,525,000         1,614,106

   (Mary Hitchcock Memorial Hospital) 5.75%, 8/15/2023 (Insured; FGIC) . . . . . . . . . .          3,850,000         4,051,355

New Hampshire Housing Finance Authority 6.85%, 7/1/2014. . . . . . . . . . . . . . . . . .            250,000           268,328

New Jersey--1.7%

New Jersey Health Care Facilities Financing Authority, Health System Revenue

  (Catholic Health East)

   4.75%, 11/15/2021 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . . . .          2,390,000         2,304,534

New Jersey Housing and Mortgage Finance Agency, Home Buyer Revenue

   6.70%, 4/1/2016 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . . . . . . .            500,000           544,000

New Jersey Turnpike Authority, Turnpike Revenue, Refunding 6.50%, 1/1/2016 . . . . . . . .          1,000,000         1,173,760

New Mexico--1.7%

New Mexico Mortgage Finance Authority, MFHR (Rio Volcan II Apartments Project)
    5.65%, 7/1/2018  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,800,000         2,897,384

Rio Rancho, Water and Wastewater System Revenue 6%, 5/15/2022 (Insured; FSA) . . . . . . .          1,000,000         1,123,270

New York--.2%

New York City Industrial Development Agency, Special Facility Revenue

   (American Airlines Inc., Project) 6.90%, 8/1/2024 . . . . . . . . . . . . . . . . . . .            500,000           551,435



DREYFUS BASIC MUNICIPAL BOND PORTFOLIO
-----------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)                                                               FEBRUARY 28, 1999 (UNAUDITED)

                                                                                                  Principal
Long-Term Municipal Investments (continued)                                                        Amount            Value
-------------------------------------------------------                                          ____________     _____________

North Carolina--.8%

Charlotte-Mecklenberg Hospital Authorty, Health Care System Revenue

   5.875%, 1/15/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    1,400,000    $    1,510,488

North Carolina Eastern Municipal Power Agency, Power System Revenue, Refunding

   7%, 1/1/2008  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            250,000           288,275

North Dakota--1.6%

North Dakota State Municipal Bond Bank (State Revolving Fund Program)
    4.625%, 10/1/2019  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,020,000         3,795,242

Ohio--5.0%

Franklin County, Hospital Revenue, Refunding and Improvement (Children's
Hospital Project)

   5.75%, 11/1/2020  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,118,140

Hamilton County, Hospital Facilities Revenue, Refunding (Bethesda Hospital) 6.25%, 1/1/2012. .      1,000,000         1,087,050

Kent City, School District 5.75%, 12/1/2021 (Insured; FGIC). . . . . . . . . . . . . . . .          1,500,000         1,612,635

Lorain, Hospital Improvement Revenue, Refunding (Lakeland Community Hospital,
Inc.)

   6.50%, 11/15/2012 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,146,350

Lucas County, Hospital Revenue 5.45%, 8/15/2014 (Insured; MBIA). . . . . . . . . . . . . .          2,500,000         2,639,175

Norwalk City School District 4.75%, 12/1/2020 (Insured; AMBAC) . . . . . . . . . . . . . .          2,150,000         2,074,901

Ohio Building Authority (State Facilities-Juvenile Correctional Projects)

   6.60%, 10/1/2014 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . .            750,000           866,895

Oklahoma--2.8%

Norman Regional Hospital Authority, HR, Refunding 5.625%, 9/1/2016 (Insured; MBIA) . . . .          1,020,000         1,075,294

Pottawatomie County Development Authority, Water Revenue, Refunding
    (North Deer Creek Reservoir):

       5.80%, 7/1/2015 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . . .          1,800,000         1,908,000

       5.90%, 7/1/2026 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . . .          3,150,000         3,382,754

Oregon--.5%

Oregon Housing and Community Services Department, SFMR (Mortgage Program)

   6.45%, 7/1/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,074,440

Pennsylvania--18.7%

Allegheny County Hospital Development Authority, Revenue, Refunding

   (Health System - Catholic Health East) 4.875%, 11/15/2015 (Insured; AMBAC)  . . . . . .          1,150,000         1,131,830

Bucks County Technical School Authority, School Revenue

   5.375%, 8/15/2015 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,033,400

Bulter Area School District, Refunding 4.75%, 10/1/2022 (Insured; FGIC). . . . . . . . . .          1,000,000           955,540

Dauphin County General Authority, Office and Packaging Revenue (Riverfront
Office)

   6%, 1/1/2025  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,007,620

Delaware County Authority, Health System Revenue (Catholic Health East)

   4.875%, 11/15/2015 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         1,968,400

Harrisburg Authority, Office and Packaging Revenue 6%, 5/1/2019. . . . . . . . . . . . . .          1,000,000         1,007,260

Lehigh County General Purpose Authority, Revenue (Wiley House) 9.50%, 11/1/2016

   (Prerefunded 11/1/2001) (b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,513,690


DREYFUS BASIC MUNICIPAL BOND PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                                                               FEBRUARY 28, 1999 (UNAUDITED)

                                                                                                  Principal
Long-Term Municipal Investments (continued)                                                        Amount            Value
-------------------------------------------------------                                          ____________     _____________

Pennsylvania (continued)

North Wales Water Authority, Revenue, Refunding 5.60%, 11/1/2016 (Insured; FGIC) . . . . .      $   1,000,000     $   1,060,250

Northhampton County Industrial Development Authority, PCR, Refunding

   (Bethlehem Steel) 7.55%, 6/1/2017 . . . . . . . . . . . . . . . . . . . . . . . . . . .            250,000           271,313

Pennsylvania,  COP 5%, 7/1/2015 (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . .          5,220,000         5,170,775

Pennsylvania Economic Development Financing Authority

   RRR (Northampton Generating) 6.50%, 1/1/2013  . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,163,920

Pennsylvania Higher Educational Facilities Authority, College and University
Revenue

   Refunding 5.50%, 9/1/2020 (Insured; MBIA) . . . . . . . . . . . . . . . . . . . . . . .          1,640,000         1,699,384

Pennsylvania Housing Finance Agency, Single Family Mortgage 6.75%, 4/1/2016. . . . . . . .          2,700,000         2,860,164

Pennsylvania Industrial Development Authority, EDR, Refunding 5.50%, 1/1/2014

   (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,059,820

Philadelphia, Water and Wastewater Revenue, Refunding 5.75%, 6/15/2013 (Insured; MBIA) . .          1,405,000         1,517,077

Philadelphia Hospitals and Higher Education Facilities Authority, HR, Refunding

   (Temple University Hospital) 6.625%, 11/15/2023 . . . . . . . . . . . . . . . . . . . .          5,500,000         5,869,490

Potter County Hospital Authority, Revenue, Refunding (Charles Cole Memorial
Hospital)

   5.95%, 8/1/2016 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,200,000         1,289,784

Pottstown Borough Authority, Sewer Revenue, Refunding 5.50%, 11/1/2021
    (Insured; AMBAC) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,066,200

South Fork Municipal Authority, HR, Refunding (Conemaugh Valley Memorial
Hospital)

   5%, 7/1/2018 (Insured; MBIA)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         2,946,900

Washington County Industrial Development Authority, PCR (West Penn Power Co.)

   6.05%, 4/1/2014 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,500,000         2,729,300

Rhode Island--.1%

Rhode Island Housing and Mortgage Finance Corp. (Homeownership Opportunity)

   6.50%, 4/1/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            200,000           211,000

South Carolina--2.1%

Greenville Hospital System, Hospital Facilities Revenue, Refunding 5.50%, 5/1/2016 . . . .          2,000,000         2,046,580

Pickens and Richland Counties, Hospital Facilities Revenue (Baptist Hospital)

   5.75%, 8/1/2021 (Insured; AMBAC)  . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,645,000         2,706,470

Tennessee--1.1%

Maury County Industrial Development Board, PCR, Refunding (Saturn Corp. Project

   6.50%, 9/1/2024 (Guaranteed; General Motors Corp.)  . . . . . . . . . . . . . . . . . .          1,000,000         1,083,210

Sullivan County Industrial Board, Revenue, Refunding 6.35%, 7/20/2027. . . . . . . . . . .          1,000,000         1,075,620

Tennessee Housing Development Agency, Mortgage Finance 6.90%, 7/1/2025 . . . . . . . . . .            250,000           268,658

Texas--6.4%

Alliance Airport Authority, Special Facilities Revenue

   (American Airlines Inc., Project) 7.50%, 12/1/2029  . . . . . . . . . . . . . . . . . .            500,000           536,395

Crosby Independent School District, Refunding, Zero Coupon, 2/15/2017. . . . . . . . . . .          1,655,000           662,546

Frisco Independent School District 4.625%, 8/15/2022 . . . . . . . . . . . . . . . . . . .          3,745,000         3,500,676

Garland, Certificates of Obligation 4.75%, 2/15/2018 . . . . . . . . . . . . . . . . . . .          1,975,000         1,911,385


DREYFUS BASIC MUNICIPAL BOND PORTFOLIO
-----------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)                                                              FEBRUARY 28, 1999 (UNAUDITED)

                                                                                                  Principal
Long-Term Municipal Investments (continued)                                                        Amount            Value
-------------------------------------------------------                                          ____________     _____________

Texas (continued)

Mesquite, Health Facilities Development, Refunding (Christian Retirement
Facility)

   6.40%, 2/15/2020  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    1,500,000    $    1,596,480

Northside Independent School District 4.75%, 8/15/2024 . . . . . . . . . . . . . . . . . .          4,000,000         3,798,800

Odessa Junior College District, Revenue, Refunding 5%, 12/1/2019 (Insured; MBIA) . . . . .          2,900,000         2,883,093

Vermont--.8%

Vermont Municipal Bond Bank, Refunding 5.50%, 12/1/2022 (Insured; AMBAC) . . . . . . . . .          1,740,000         1,807,860

Virginia--1.7%

Virginia Beach Development Authority, Health Care Facilities Revenue, Refunding

   (Sentara Health System) 4.75%, 11/1/2021  . . . . . . . . . . . . . . . . . . . . . . .          4,000,000         3,810,240

Washington--1.7%

King County, School District 5.375%, 12/1/2013 . . . . . . . . . . . . . . . . . . . . . .          1,905,000         2,009,661

Seatac, Local Option Transportation, Tax Revenue 6.50%, 12/1/2013 (Insured; MBIA). . . . .            500,000           561,395

Tacoma, Conservation Systems Project Revenue (Tacoma Public Utilities Division)

   6.60%, 1/1/2015 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,000,000         1,113,630

Washington, Public Power Supply System (Nuclear Project #2) Revenue

   6.25%, 7/1/2012 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            315,000           341,202

West Virginia--1.2%

Braxton County, SWDR (Weyerhauser Co., Project) 6.50%, 4/1/2025. . . . . . . . . . . . . .          1,000,000         1,090,250

Parkersburg, Waterworks and Sewer System Revenue, Refunding 5.80%, 9/1/2019
    (Insured; FSA) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            500,000           537,315

Pleasants County, PCR (West Penn Power Co.) 6.15%, 5/1/2015 (Insured; AMBAC) . . . . . . .          1,000,000         1,104,709

Wyoming--.1%

Sweetwater County, SWDR (FMC Corp. Project) 7%, 6/1/2024 . . . . . . . . . . . . . . . . .            200,000           219,249

U.S. Related--1.3%

Commonwealth of Puerto Rico 5.40%, 7/1/2025 (Insured; MBIA). . . . . . . . . . . . . . . .          1,000,000         1,032,899

Commonwealth of Puerto Rico Highway and Transportation Authority,
    Highway Revenue, Refunding

       5.50%, 7/1/2019 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,057,499

                                                                                                                  _____________

TOTAL LONG-TERM INVESTMENTS (cost $215,931,772). . . . . . . . . . . . . . . . . . . . . .                         $222,010,532

                                                                                                                  _____________

Short-Term Municipal Investments--6.4%
-------------------------------------------------------

Illinois--2.8%

Madison County, EIR, VRDN (Shell Wood RVR Project) 3.30% (c) . . . . . . . . . . . . . . .     $    6,500,000    $    6,500,000

Mississippi--1.1%

Mississippi Business Finance Corporation, SWDR, VRDN
    (Mississippi Power Company Project) 3.25% (c)  . . . . . . . . . . . . . . . . . . . .          2,650,000         2,650,000


DREYFUS BASIC MUNICIPAL BOND PORTFOLIO
-----------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)                                                              FEBRUARY 28, 1999 (UNAUDITED)

                                                                                                  Principal
Long-Term Municipal Investments (continued)                                                        Amount            Value
-------------------------------------------------------                                          ____________     _____________

North Carolina--1.3%

Craven County Industrial Facilities and Pollution Control Financing Authority,
VRDN

   (Craven Wood Energy) 3.35% (LOC; ABN-AMRO Bank N.V.) (c)  . . . . . . . . . . . . . . .     $    1,000,000    $    1,000,000

Raleigh Durham Airport Authority, Special Facility Revenue, Refunding, VRDN

   (American Airlines) 3.30% (LOC; Royal Bank of Canada) (c) . . . . . . . . . . . . . . .          2,000,000         2,000,000

Texas--1.2%

Brazos River Authority, PCR, Refunding, VRDN 5% (Insured; AMBAC) (c) . . . . . . . . . . .          1,200,000         1,200,000

Sabine River Authority, PCR, VRDN (Texas Utilities Electric Company Project)

   3.25% (Insured; AMBAC) (c)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,500,000         1,500,000

                                                                                                                  _____________

TOTAL SHORT-TERM INVESTMENTS (cost $14,850,000). . . . . . . . . . . . . . . . . . . . . .                        $  14,850,000
                                                                                                                  _____________


TOTAL INVESTMENTS (cost $230,781,772). . . . . . . . . . . . . . . . . . . . . . . . . . .             102.4%      $236,860,532
                                                                                                      _______     _____________

LIABILITIES, LESS CASH AND RECEIVABLES . . . . . . . . . . . . . . . . . . . . . . . . . .             (2.4%)   $   (5,478,294)
                                                                                                      _______     _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100.0%      $231,382,238
                                                                                                      _______     _____________


Summary    of    Abbreviations
-----------------------------------------------------------------------------
AMBAC       American Municipal Bond Assurance Corporation            LR         Lease Revenue
COP         Certificate of Participation                             MBIA       Municipal Bond Investors Assurance
EDR         Economic Development Revenue                                          Insurance Corporation
EIR         Environment Improvement Revenue                          MFHR       Multi-Family Housing Revenue
FGIC        Federal Guaranty Insurance Company                       PCR        Pollution Control Revenue
FSA         Financial Security Assurance                             RRR        Resources Recovery Revenue
GO          General Obligation                                       SFHR       Single Family Housing Revenue
HR          Hospital Revenue                                         SFMR       Single Family Mortgage Revenue
IDR         Industrial Development Revenue                           SWDR       Solid Waste Disposal Revenue
LOC         Letter of Credit                                         VRDN       Variable Rate Demand Notes

Summary    of    Combined    Ratings
-----------------------------------------------------------------------------

Fitch                or            Moody's             or            Standard & Poor's              Percentage of Value
_______                            ________                          __________________            ____________________
AAA                                Aaa                               AAA                                 62.9%
AA                                 Aa                                AA                                   17.1
A                                  A                                 A                                     6.7
BBB                                Baa                               BBB                                   4.9
BB                                 Ba                                BB                                     .2
F1                                 MIG1/P1                           SP1/A1                                6.3
Not Rated (d)                      Not Rated (d)                     Not Rated (d)                         1.9
                                                                                                         _______

                                                                                                        100.0%
                                                                                                         _______
                                                                                                         _______

DREYFUS BASIC MUNICIPAL BOND PORTFOLIO
-----------------------------------------------------------------------------

Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a)  Non-income producing security; interest payments in default.

(b) Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(c) Securities payable on demand. Variable interest rate-subject to periodic change.

(d) Securities which, while not rated by Fitch, Moody's and Standard & Poor's have been determined by the Manager to be of comparable quality to those securities in which the Fund may invest.

(e) At February 28, 1999, the Fund had $60,767,844 (26.3%) of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from health care projects.


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC MUNICIPAL BOND PORTFOLIO
-----------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                                                                 FEBRUARY 28, 1999 (UNAUDITED)

                                                                                                    Cost             Value
                                                                                                _____________     _____________
ASSETS:                          Investments in securities--See Statement of Investments . .     $230,781,772      $236,860,532

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                              439,931

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                            2,947,113

                                 Receivable for investment securities sold . . . . . . . .                              686,561

                                 Receivable for shares of Common Stock subscribed  . . . .                               10,000

                                 Prepaid expenses  . . . . . . . . . . . . . . . . . . . .                               19,532

                                                                                                                 ______________

                                                                                                                    240,963,669

                                                                                                                 ______________


LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                               43,099

                                 Payable for investment securities purchased . . . . . . .                            9,424,341

                                 Payable for shares of Common Stock redeemed . . . . . . .                               77,871

                                 Accrued expenses  . . . . . . . . . . . . . . . . . . . .                               36,120

                                                                                                                 ______________

                                                                                                                      9,581,431

                                                                                                                 ______________


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $231,382,238

                                                                                                                 ______________


REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                         $224,624,100

                                 Accumulated undistributed investment income--net  . . . .                               60,121

                                 Accumulated net realized gain (loss) on investments . . .                              619,257

                                 Accumulated net unrealized appreciation (depreciation)
                                   on investments--Note 4  . . . . . . . . . . . . . . . .                            6,078,760

                                                                                                                 ______________


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $231,382,238

                                                                                                                 ______________

SHARES OUTSTANDING

(500 MILLION SHARES OF $.001 PAR VALUE COMMON STOCK AUTHORIZED). . . . . . . . . . . . . .                           16,717,003

NET ASSET VALUE, offering and redemption price per share . . . . . . . . . . . . . . . . .                               $13.84

                                                                                                                        _______


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC MUNICIPAL BOND PORTFOLIO
-----------------------------------------------------------------------------
STATEMENT OF OPERATIONS                                                               SIX MONTHS ENDED FEBRUARY 28, 1999 (UNAUDITED)

INVESTMENT INCOME
INCOME                           Interest Income . . . . . . . . . . . . . . . . .                                 $5,281,895

EXPENSES:                        Management fee--Note 3(a) . . . . . . . . . . . .       $      608,677

                                 Shareholder servicing costs--Note 3(b)  . . . . .               96,679

                                 Registration fees . . . . . . . . . . . . . . . .               27,708

                                 Custodian fees  . . . . . . . . . . . . . . . . .               12,255

                                 Professional fees . . . . . . . . . . . . . . . .               11,481

                                 Prospectus and shareholders' reports  . . . . . .                7,549

                                 Directors' fees and expenses--Note 3(c) . . . . .                1,370

                                 Loan commitment fees--Note 2  . . . . . . . . . .                  402

                                 Miscellaneous . . . . . . . . . . . . . . . . . .               15,310

                                                                                          _____________

                                        Total Expenses . . . . . . . . . . . . . .              781,431

                                 Less--reduction in management fee due to
                                    undertaking--Note 3(a) . . . . . . . . . . . .             (324,521)

                                                                                          _____________

                                        Net Expenses . . . . . . . . . . . . . . .                                    456,910

                                                                                                                 ____________

INVESTMENT INCOME--NET             . . . . . . . . . . . . . . . . . . . . . . . . .                                4,824,985

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:

                                 Net realized gain (loss) on investments . . . . .         $  1,534,850

                                 Net unrealized appreciation (depreciation)
                                    on investments . . . . . . . . . . . . . . . .           (1,801,766)

                                                                                          _____________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . .                                   (266,916)

                                                                                                                 ____________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . .                                 $4,558,069

                                                                                                                 ____________



                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC MUNICIPAL BOND PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                        Six Months Ended
                                                                                        February 28, 1999       Year Ended
                                                                                          (Unaudited)        August 31, 1998
                                                                                        _________________    _________________
OPERATIONS:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $    4,824,985       $    7,568,270

  Net realized gain (loss) on investments  . . . . . . . . . . . . . . . . . . .               1,534,850            1,820,159

  Net unrealized appreciation (depreciation) on investments  . . . . . . . . . .              (1,801,766)           4,677,426
                                                                                        _________________    _________________

       Net Increase (Decrease) in Net Assets Resulting from Operations . . . . .               4,558,069           14,065,855
                                                                                        _________________    _________________


DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (4,764,864)          (7,599,764)

  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . .              (2,472,375)          (1,850,141)
                                                                                        _________________    _________________


         Total Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (7,237,239)          (9,449,905)
                                                                                        _________________    _________________


CAPITAL STOCK TRANSACTIONS:

  Net proceeds from shares sold  . . . . . . . . . . . . . . . . . . . . . . . .              80,096,124          137,713,820

  Dividends reinvested . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               5,312,168            6,550,898

  Cost of shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . .             (41,304,299)         (73,191,748)
                                                                                        _________________    _________________

       Increase (Decrease) in Net Assets from Capital Stock Transactions . . . .              44,103,993           71,072,970
                                                                                        _________________    _________________

         Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . .              41,424,823           75,688,920


NET ASSETS:

  Beginning of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             189,957,415          114,268,495
                                                                                        _________________    _________________


  End of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            $231,382,238         $189,957,415
                                                                                        _________________    _________________

UNDISTRIBUTED INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . .       $          60,121     $        --
                                                                                        _________________    _________________

                                                                                             Shares               Shares
                                                                                        _________________    _________________

CAPITAL SHARE TRANSACTIONS:

  Shares sold  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               5,739,032            9,993,748

  Shares issued for dividends reinvested . . . . . . . . . . . . . . . . . . . .                 380,457              475,699

  Shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (2,960,589)          (5,311,239)
                                                                                        _________________    _________________

       Net Increase (Decrease) in Shares Outstanding . . . . . . . . . . . . . .               3,158,900            5,158,208
                                                                                        _________________    _________________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC MUNICIPAL BOND PORTFOLIO
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

     Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                Six Months Ended
                                               February 28, 1999                      Year Ended August 31,

                                                                      _______________________________________________________

PER SHARE DATA:                                   (Unaudited)      1998          1997         1996         1995        1994(1)
                                                   __________      _______      _______      _______       _______      _______
   Net asset value, beginning of period  . . .         $14.01       $13.60       $13.03       $13.01        $12.76       $12.50
                                                      _______      _______      _______      _______       _______      _______

   Investment Operations:

   Investment income--net  . . . . . . . . . .            .33          .69          .74          .73           .76          .19

   Net realized and unrealized gain (loss)
       on investments  . . . . . . . . . . . .          --             .60          .66          .06           .25          .26
                                                      _______      _______      _______      _______       _______      _______

   Total from Investment Operations  . . . . .            .33         1.29         1.40          .79          1.01          .45
                                                      _______      _______      _______      _______       _______      _______

   Distributions:

   Dividends from investment income--net . . .           (.33)        (.69)        (.74)        (.72)          (.76)        (.19)

   Dividends from net realized gain on investments       (.17)        (.19)        (.09)        (.05)         --            --
                                                      _______      _______      _______      _______       _______      _______

   Total Distributions . . . . . . . . . . . .           (.50)        (.88)        (.83)        (.77)         (.76)        (.19)

                                                      _______      _______      _______      _______       _______      _______

   Net asset value, end of period  . . . . . .         $13.84       $14.01       $13.60       $13.03        $13.01       $12.76
                                                      _______      _______      _______      _______       _______      _______

TOTAL INVESTMENT RETURN. . . . . . . . . . . .           4.72%(2)     9.78%       11.03%        6.17%         8.30%        4.13%(3)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . .            .45%(2)      .45%         .26%         .39%          .20%         --

   Ratio of net investment income to average
       net assets  . . . . . . . . . . . . . .           4.76%(2)     4.97%        5.50%        5.52%         5.99%        6.03%(2)

   Decrease reflected in above expense ratios
       due to undertakings by the Manager  . .            .32%(2)      .36%         .58%         .52%          .77%        2.06%(2)

   Portfolio Turnover Rate . . . . . . . . . .          35.66%(3)    43.39%      101.27%       59.23%        58.91%        8.82%(3)

   Net Assets, end of period (000's Omitted) .       $231,382     $189,957     $114,268      $56,449       $42,913      $15,334

------------

(1) From May 6, 1994 (commencement of operations) to August 31, 1994.

(2) Annualized.

(3) Not annualized.


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC MUNICIPAL BOND PORTFOLIO
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  Dreyfus BASIC Municipal Bond Portfolio (the "Fund" ) is a separate non-diversified series of Dreyfus BASIC Municipal Fund, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the " Act" ), as an open-end management investment company and operates as a series company currently offering four series including the Fund. The Fund's investment objective is to provide investors with as high a level of current income exempt from Federal income tax as is consistent with the preservation of capital. The Dreyfus Corporation (" Manager" ) serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. is the distributor of the Fund's shares, which are sold to the public without a sales charge.

  The Company accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to each fund are charged to that fund' s operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities (excluding options and financial futures on municipal and U.S. treasury securities) are valued each business day by an independent pricing service ("Service") approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S. treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Investments not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custody agreement, the Fund received net earnings credits of $2,031 during the period ended February 28, 1999 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

  (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

DREYFUS BASIC MUNICIPAL BOND PORTFOLIO
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

  (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--BANK LINE OF CREDIT:

  The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility (" Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of the borrowings. During the period ended February 28, 1999, the Fund did not borrow under the Facility.

NOTE 3--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60 of 1% of the value of the Fund's average daily net assets and is payable monthly. The Manager has undertaken, until such time as it gives shareholders at least 90 days' notice to the contrary, to reduce the management fee paid by the Fund, to the extent that the Fund's aggregate expenses, exclusive of taxes, brokerage, interest on borrowings, commitment fees and extraordinary expenses, exceed an annual rate of .45 of 1% of the value of the Fund's average daily net assets. The reduction in management fee, pursuant to the undertakings, amounted to $324,521 during the period ended February 28, 1999.

  (B) Under the Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended February 28, 1999, the Fund was charged $71,145 pursuant to the Shareholder Services Plan.

  The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended February 28, 1999, the Fund was charged $18,049 pursuant to the transfer agency agreement.

  (C) Each director who is not an "affiliated person" as defined in the Act receives from the Company an annual fee of $1,000 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

NOTE 4--SECURITIES TRANSACTIONS:

  The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 1999, amounted to $108,578,273 and $70,642,411, respectively.

  At February 28, 1999, accumulated net unrealized appreciation on investments was $6,078,760, consisting of $6,426,223 gross unrealized appreciation and $347,463 gross unrealized depreciation.

  At February 28, 1999, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

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                                   [reg.tm logo]

                                   (reg.tm)

DREYFUS BASIC MUNICIPAL

BOND PORTFOLIO

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940



Printed in U.S.A.                                              125SA992

BASIC Municipal

Bond Portfolio

Semi-Annual

Report


February 28, 1999